Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	May 31, 2025	May 31, 2024
ASSETS
Investments, at fair value	$ 5,824,437,232	$ 5,834,397,117
Receivables:
Employer contributions	9,106,572	11,772,080
Notes receivable from participants	62,762,534	55,628,085
Other receivables	12,114	309,725
Total receivables	71,881,220	67,709,890
TOTAL ASSETS	5,896,318,452	5,902,107,007
LIABILITIES
Accrued expenses	174,210	178,063
TOTAL LIABILITIES	174,210	178,063
NET ASSETS AVAILABLE FOR BENEFITS	$ 5,896,144,242	$ 5,901,928,944